Significant Accounting Policies (Details Narrative)						12 Months Ended
	Dec. 21, 2021 USD ($)	Dec. 20, 2021 USD ($)	Jun. 17, 2021 USD ($) shares	Mar. 30, 2021 USD ($)	Mar. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment $ / t	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 17, 2021 USD ($)	Jul. 08, 2021 USD ($)	Jul. 08, 2020 USD ($)
Product Information [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current						$ 1,736,000	$ 672,000
Accounts Receivable, Allowance for Credit Loss, Current						20,000	9,000
Hire collected in advance							726,000
Cumulative adjustment of accumulated deficit						$ (9)
Credit loss description						the Company concluded on an expected credit loss rate of 0.05% and 0.1% on the total outstanding receivables arising from voyage charters and 2.4% and 2.8% on outstanding receivables from demurrages.
[custom:ResidualValuePerLightweightTon-0] | $ / t						0.34
Depreciation						$ 4,898,000	4,418,000	$ 5,320,000
Property, Plant and Equipment, Useful Life						25 years
[custom:EstimatedFleetUtilizationRateIncludingScheduledOffhireDaysForPlannedDryDockingsAndVesselSurveys-0]						96.00%
Estimated fleet utilization rate depending on the type of the vessel						98.60%
Impairment, Long-Lived Asset, Held-for-Use						$ 0	0
Number of Reportable Segments | Segment						1
[custom:WorkingCapitalDeficit-0]						$ 3,728,000
Maximum aggregate amount of loss due to credit risk						738
Restricted Cash						3,694,000	2,417,000	3,735,000
Gain (Loss) on Extinguishment of Debt					$ 458,000	$ (541,000)
Promissory Note [Member]
Product Information [Line Items]
Debt Instrument, Face Amount		$ 6,000,000	$ 3,000,000						$ 1,000,000
Interest Payable									$ 433,000
Debt Conversion, Converted Instrument, Amount			$ 1,000,000
Debt Instrument, Maturity Date		Apr. 01, 2024	Apr. 01, 2023
Debt Instrument, Interest Rate, Stated Percentage			7.50%
Promissory Note [Member] | Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			1,091,062
Eighthone Corp [Member]
Product Information [Line Items]
Line of credit				$ 24,000	24,000
Secured Debt [Member] | Eighthone Corp [Member]
Product Information [Line Items]
Credit facility refinanced amount				$ 17,000
Gain (Loss) on Extinguishment of Debt					$ 458,000
Senior Loan Facility [Member]
Product Information [Line Items]
Credit facility refinanced amount		$ 7,320,000
Gain (Loss) on Extinguishment of Debt	$ 83,000
Debt Instrument, Face Amount		$ 29,000,000
Secured Loan - Seventhone Corp. [Member]
Product Information [Line Items]
Sixthone Corp [Member]										$ 15,250,000	$ 15,250,000
Previous Secured Loan - Seventhone Corp [Member]
Product Information [Line Items]
Sixthone Corp [Member]										$ 11,293,000	$ 11,293,000
Minimum [Member]
Product Information [Line Items]
[custom:ResidualValuePerLightweightTon-0] | $ / t						300
Maximum [Member]
Product Information [Line Items]
[custom:ResidualValuePerLightweightTon-0] | $ / t						340
Depreciation						$ 32
Spot Charters [Member]
Product Information [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current						$ 1,736,000	671,000
Time Charters [Member]
Product Information [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current							$ 1,000